AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2019

File No. 333-148224
811-09154

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment 12

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 99

Lincoln Benefit Life Variable Life Account
(Exact Name of Registrant)

Lincoln Benefit Life Company
(Name of Depositor)

1221 N Street, Suite 200
Lincoln, Nebraska 68508
(Address of Depositor's principal executive offices)

FOROZAN NASERY
Lincoln Benefit Life Company
1221 N Street, Suite 200
Lincoln, Nebraska 68508
1-888-674-3667
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on --------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

The Registrant hereby incorporates by reference the Prospectus and Statement of Additional Information filed in Post-Effective Amendment No. 11 to this Registration Statement on April 12, 2019, with the exception of the Report of the Independent Public Accounting Firm to the financial statements of Lincoln Benefit Life Variable Life Account, which is refiled herein.

PART C
OTHER INFORMATION

Item 26. EXHIBITS

(a)	Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant. (1)

(b)	Custodian Agreement (Not Applicable)

(c)	(i) Principal Underwriting Agreement

(a)	Amended and Restated Principal Underwriting Agreement by and between Lincoln Benefit Life Company and Allstate Distributors, LLC, effective April 1, 2014. (9)

(ii)	Form of Selling Agreement (2)

(iii)	Schedule of Sales Commissions (5)

(d)	Form of the TotalAccumulator Flexible Premium Variable Adjustable Life Policy (3)

(e)	Application Form (3)

(f)	(1) Certificate of Incorporation of Lincoln Benefit (13)

(2)	By-laws of Lincoln Benefit (14)

(g)	Contracts of Reinsurance (4)

(1)	Amended and Restated Reinsurance Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (10)

(h)	Fund Participation Agreements:

(1)	Form of Participation Agreement between The Alger American Fund and Lincoln Benefit Life Company (1)

(2)	Form of Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and Lincoln Benefit Life Company (8)

(3)	Form of Participation Agreement between Fidelity(R) Variable Insurance Products and Lincoln Benefit Life Company (8)

(4)	Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust and Lincoln Benefit Life Company (8)

(5)	Form of Participation Agreement between Financial Investors Variable Insurance Trust and Lincoln Benefit Life Company (8)

(6)	Form of Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (6)

(7)	Form of Participation Agreement between Oppenheimer Variable Account Funds and Lincoln Benefit Life Company (6)

(8)	Form of Participation Agreement between Panorama Series Funds, Inc. and Lincoln Benefit Life Company (6)

(9)	Form of Participation Agreement between Van Kampen Life Investment Trust and Lincoln Benefit Life Company (6)

(10)	Form of Participation Agreement between The Universal Institutional Funds, Inc. and Lincoln Benefit Life Company (7)

(i)	Administrative Contracts

(1)	Amended and Restated Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (11)

(2)	Third Party Administrator Agreement by and between Alliance-One Services, Inc. and Lincoln Benefit Life Company, effective June 16, 2014. (15)

(j)	Other Material Contracts

(1)	Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014. (12)

(k)	Opinion and Consent of Counsel (16)

(l)	Actuarial Opinion and Consent (3)

(m)	Sample Calculations (3)

(n)	Other Consents

(1)	Consent of Independent Registered Public Accounting Firm - Deloitte & Touche LLP (filed herewith)

(2)	Consent of Independent Registered Public Accounting Firm - PricewaterhouseCoopers LLP (16)

(o)	Omitted financial statements (Not applicable)

(p)	Initial Capital Arrangements (Not Applicable)

(q)	Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (3)

(99)	(a) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze (16)
(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).
(2) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).
(3) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Account, filed December 20, 2007 (File No. 333-148224, 811-9154).
(4) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).
(5) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed March 24, 2008 (File No. 333-148224, 811-9154).
(6) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).
(7) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).
(8) Incorporated by reference from Pre-effective Amendment 2 to Registration Statement on Form N-6 for Lincoln Benefit Life Variable Account, filed April 14, 2008, (File No. 333-148224, 811-9154).
(9) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).
(10) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).

(11) Incorporated herein by reference to Exhibit 10.14 to Post-Effective Amendment No. 1 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2016. (SEC File No. 333-203371).
(12) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375).
(13) Incorporated herein by reference to Exhibit 3(i) to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 13, 2015. (SEC File No. 333-203371).
(14) Incorporated herein by reference to Exhibit 3.2 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2006. (SEC File No. 333-111553).
(15) Incorporated herein by reference to Exhibit 26(i)(2) to Post-Effective Amendment 8 on Form N-6 for Lincoln Benefit Life Variable Life Account, filed April 15, 2016 (File No. 333-148224, 811-09154).
(16) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed April 12, 2019 (file No. 333-148224, 811-09154).

Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT
Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

Stephen Campbell	Director
Richard Carbone	Director
Clive Cowdery	Director
Ann Frohman	Director
Jon Hack	Director
Robert Stein	Director
Grace Vandecruze	Director
W. Weldon Wilson	Director and Chief Executive Officer
Mary Ellen Luning	President
Forozan Nasery	Chief Financial Officer, Treasurer and Vice President
Item 28.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
Lancaster Re Captive Insurance Company, organized under laws of the State of Nebraska

Item 29.    INDEMNIFICATION
The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. LBL HoldCo II, Inc. has obtained directors and officers liability insurance which insures against certain liabilities that the directors and officers of LBL HoldCo II, Inc. and its subsidiaries, may, in such capacities, incur.
The By-Laws of ADLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.
Under the terms of the Amended and Restated Principal Underwriting Agreement, Depositor agrees to indemnify and hold harmless Distributor against all losses arising out of or based upon (a) the failure of Depositor to perform any of its obligations under the agreement, (b) the inaccuracy of any warranty or representation of Depositor made in the agreement, (c)(i) any untrue statement or alleged untrue statement of a material fact or omission contained in any registration statement or prospectus relating to a Distributor-sold Policy or any interest offered under a Distributor-sold Policy or any amendment thereof, based on information provided in writing by Depositor after the date of the agreement, expressly for use by Allstate Life Insurance Company, as Administrator under the Administrative Services Agreement, in the preparation of such registration statement or prospectus, and (ii) any untrue statement or alleged untrue statement of a material fact or omission contained in any registration statement or prospectus or other product materials relating to an MBA-sold Policy or any interest offered under an MBA-sold Policy or any amendment thereof, except to the extent such statement or omission was made in reliance upon information furnished in writing to Depositor by Distributor after the date of the agreement; (d) any negligence or willful misconduct or violation of applicable law by Depositor and/or any of its officers, employees, agents or representatives in performing its obligations under the agreement with respect to the policies that are the subject of the agreement, and/or (e) any successful enforcement of the indemnity in the agreement; provided that, (x) Depositor will have no obligation to indemnify the Distributor to the extent such loss results from (i) any act or omission resulting from the negligence or willful misconduct of Distributor after the date of the agreement, or (ii) any violation by Distributor of its obligations under the agreement; and (y) Depositor will have no obligation under the agreement to indemnify the Distributor for any loss to the extent that such loss was caused by Allstate Life Insurance Company in its performance of services on behalf of Depositor under the Administrative Services Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.    PRINCIPAL UNDERWRITERS
Allstate Distributors, L.L.C., ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.
As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.
In addition to the Lincoln Benefit Life Variable Life Account, ADLLC serves as the principal distributor of certain life insurance policies and the following separate accounts:

Allstate Life Variable Life Separate Account A
Allstate Life of New York Variable Life Separate Account A
Allstate Life Insurance Co Variable Annuity Separate Account C
Intramerica Variable Annuity Account
Allstate Assurance Company Variable Life Separate Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3075 Sanders Road, Northbrook, IL 60062.

Name	Position with Distributor
GRANT S. ANDREW	MANAGER
JAMES M. FLEWELLEN	MANAGER AND CHAIRMAN OF THE BOARD
ANGELA K. FONTANA	MANAGER, VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
MARY JANE FORTIN	MANAGER
MARIO IMBARRATO	MANAGER
MARY K. NELSON	MANAGER AND PRESIDENT
P. JOHN RUGEL	MANAGER
BRIAN P. STRICKER	MANAGER
ERIC K. FERREN	SENIOR VICE PRESIDENT AND CONTROLLER
JESSE E. MERTEN	EXECUTIVE VICE PRESIDENT AND ASSISTANT TREASURER
CHRISTINA HWANG	SENIOR VICE PRESIDENT
MARIAN GOLL	VICE PRESIDENT AND TREASURER
COURTNEY V. WELTON	SENIOR VICE PRESIDENT AND CHIEF PRIVACY AND ETHICS OFFICER
DANA GOLDSTEIN	CHIEF COMPLIANCE OFFICER
DANIEL G. GORDON	VICE PRESIDENT AND ASSISTANT SECRETARY
LISETTE S. WILLEMSEN	ASSISTANT SECRETARY
CAROL E. LUNDAHL	VICE PRESIDENT AND ASSISTANT TREASURER

Item 31. LOCATION OF ACCOUNTS AND RECORDS
The Depositor, Lincoln Benefit Life Company, is located at 1221 N Street, Suite 200, Lincoln, Nebraska 68508.
The Principal Underwriter, ADLLC, is located at 3075 Sanders Road, Northbrook, Illinois 60062.
The Administrator of the Separate Account and the Administrative Service Provider, Allstate Life Insurance Company, is located at 3075 Sanders Road, Northbrook, IL 60062.
The Administrative Services Provider for the Policies, Alliance-One Services, Inc., is located at 1275 Sandusky Road, Jacksonville, Illinois 62650.
Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 32. MANAGEMENT SERVICES
None.

Item 33. REPRESENTATION OF REASONABLENESS OF FEES
Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Rosemont, and the State of Illinois, on April 24, 2019.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
(Registrant)

By: LINCOLN BENEFIT LIFE COMPANY

By: /s/ W. Weldon Wilson
- - - - - - - - - - - - - - - - - - - - - - - - -
W. Weldon Wilson
Director and Chief Executive Officer

LINCOLN BENEFIT LIFE COMPANY
(Depositor)

By: /s/ W. Weldon Wilson
- - - - - - - - - - - - - - - - - - - - - - - - -
W. Weldon Wilson
Director and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 24, 2019.

(Signature)	(Title)

*/ Stephen Campbell	Director
Stephen Campbell

*/ Richard Carbone	Director
Richard Carbone

*/ Clive Cowdery	Director
Clive Cowdery

*/ Ann Frohman	Director
Ann Frohman

*/ Jon Hack	Director
Jon Hack

*/ Robert Stein	Director
Robert Stein

*/ Grace Vandecruze	Director
Grace Vandecruze

/s/ W. Weldon Wilson	Director and Chief Executive Officer (principal executive officer)
W. Weldon Wilson

/s/ Mary Ellen Luning	President
Mary Ellen Luning

/s/ Forozan Nasery	Chief Financial Officer, Treasurer and Vice President
Forozan Nasery	(principal financial officer and principal accounting officer)

* By Forozan Nasery, pursuant to Power of Attorney

INDEX TO EXHIBITS
FOR POST-EFFECTIVE AMENDMENT TO
REGISTRATION STATEMENT ON FORM N-6
LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.	DESCRIPTION

26(n)(1)	Consent of Independent Registered Public Accounting Firm - Deloitte & Touche LLP